Operating Lease Right-of-Use (Rou) Assets and Operating Lease Liabilities (Details) - Schedule of right-of-use asset - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of right-of-use asset [Abstract]
Office leases right of use assets	$ 253,433	$ 74,296	$ 74,296
Less: accumulated amortization	(7,881)	(52,524)	(4,488)
Balance of ROU assets	$ 245,552	$ 21,772	$ 69,808